Segment Information (Details) - Schedule of geographical information - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Asia
Revenue	$ 22,408,808	$ 42,242,863	$ 45,412,589
Non-current assets	17,256,635	38,645,305	37,126,492
Taiwan [member]
Asia
Revenue	14,706,318	37,433,251	34,079,738
Non-current assets	16,716,816	33,026,486	31,948,903
Hong Kong [member]
Asia
Revenue	7,687,126	4,797,685	11,332,851
Non-current assets	704	5,616,651	5,177,431
Others [Member]
Asia
Revenue	10,774	8,417
Non-current assets		2,010
Americas [Member]
Asia
Revenue	4,590	3,510
Non-current assets	1,431	158	158
Cayman Islands [Member]
Asia
Revenue
Non-current assets	$ 537,684